                                  CORPEXEC VUL
          CORPORATE EXECUTIVE SERIES VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN
    NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT -- I

                       SUPPLEMENT DATED DECEMBER 13, 2007
                   TO PROSPECTUS DATED MAY 1, 2007, AS AMENDED

This supplement amends the May 1, 2007 Prospectus for the CorpExec VUL:
Corporate Executive Series Variable Universal Life Insurance Policies ("Policies"). You should read this information carefully before you invest. This supplement is not valid unless it is read in conjunction with the May 1, 2007 Prospectus for the Policies. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies, as amended.

     THE PURPOSE OF THIS SUPPLEMENT IS TO ANNOUNCE THAT THE OPPENHEIMER CORE BOND FUND/VA AND THE ALGER AMERICAN SMALLCAP AND MIDCAP GROWTH PORTFOLIO WILL BE AVAILABLE AS NEW INVESTMENT DIVISIONS AS OF JANUARY 2, 2008.

I.  OPPENHEIMER CORE BOND FUND/VA

     We are adding the Oppenheimer Core Bond Fund/VA as an Investment Division under the Policies as of January 1, 2008. In connection with this addition, on page 16, in the section entitled FUND ANNUAL EXPENSES, add the following to the table:

---------------------------------------------------------------------------------------
                                                                             TOTAL FUND
                                 ADVISORY  ADMINISTRATION  12B-1    OTHER      ANNUAL
              FUND                 FEES         FEES        FEES  EXPENSES  EXPENSES(A)
---------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA    0.60%(b)       0.00%      0.00%  0.04%(c)     0.64%
---------------------------------------------------------------------------------------



   (a) The Fund or its agents provided the fees and charges, which are based on 2006 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

   (b) Effective May 1, 2007 the Fund's management fee schedule was revised as described in the Fund's prospectus. Advisory Fees in the table assume that the revised schedule was in effect for the Fund's entire fiscal year ended December 31, 2006. During that year, the actual management fee rate was 0.73% of average annual net assets for each class of shares.

   (c) "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% per fiscal year, for both classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.

     Effective January 1, 2008, on page 32, add the following to the table showing the funds and Eligible Portfolios, Investment Advisers and Investment Objectives available under the policies.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
              FUND                   INVESTMENT ADVISER       FUND INVESTMENT OBJECTIVES
-------------------------------------------------------------------------------------------
Oppenheimer Variable Account      OppenheimerFunds, Inc.,  The Fund's main objective is to
  Funds                                                    seek a high level of current
                                                           income. As a secondary
  -- Oppenheimer Core Bond                                 objective, the Fund seeks
     Fund/VA -- Non-Service                                capital appreciation when
     Shares                                                consistent with its primary
                                                           objective.
-------------------------------------------------------------------------------------------

II. ALGER AMERICAN SMALLCAP AND MIDCAP GROWTH PORTFOLIO

     We are adding the Alger American SmallCap and MidCap Growth Portfolio as an Investment Division under the Policies as of January 1, 2008. In connection with this addition, on page 15, in the section entitled FUND ANNUAL EXPENSES, add the following to the table:

---------------------------------------------------------------------------------------
                                                                             TOTAL FUND
                                 ADVISORY  ADMINISTRATION  12B-1    OTHER      ANNUAL
              FUND                 FEES         FEES        FEES  EXPENSES  EXPENSES(A)
---------------------------------------------------------------------------------------
Alger American SmallCap and
  MidCap Growth Portfolio          0.81%        0.00%      0.00%  0.23%(b)    1.04%(c)
---------------------------------------------------------------------------------------



   (a) The Fund or its agents provided the fees and charges, which are based on estimated amounts for the current fiscal year. We have not verified the accuracy of the information provided by the Fund or its agents.

   (b) "Other Expenses" are based upon estimated amounts assuming net assets of $30 million.

   (c) The Manager has contractually agreed to waive its fee and/or reimburse portfolio expenses through December 31, 2008 to the extent necessary to limit the total annual fund operating expenses of the Class O Shares of the portfolio to 1.25% of the portfolio's average daily net assets.

     Effective January 1, 2008, on page 28, add the following to the table showing the funds and Eligible Portfolios, Investment Advisers and Investment Objectives available under the policies.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
              FUND                    INVESTMENT ADVISER         FUND INVESTMENT OBJECTIVES
---------------------------------------------------------------------------------------------
The Alger American Fund          Fred Alger Management, Inc.  The Alger American SmallCap and
                                                              Midcap Growth Portfolio seeks
  -- Alger American SmallCap                                  long-term capital appreciation.
     and MidCap Growth
     Portfolio -- Class O
     Shares
---------------------------------------------------------------------------------------------




                                  ------------

                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                             New York New York 10010